Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of warrants activity

	Number of
	warrants	Amount
Balance, December 31, 2023	11,628,178	$3,517,867
Expired	(11,628,178)	(3,517,867)
Balance, December 31, 2024	—	$—
Issued (note 10)	5,712,500	—
Balance, December 31, 2025	5,712,500	$—

Schedule of outstanding warrants

			Remaining
	Exercise		contractual	Warrants
Expiry date	price ($)		life (years)	exercisable
October 17, 2027	1.85	(i)	1.79	4,977,500
October 20, 2027	1.85	(i)	1.80	735,000
	1.85		1.80	5,712,500

(i)Warrants carry an exercise price of US$1.35. This amount was translated to CAD for presentation purposes at the December 31, 2025 rate of 1.369. These warrants are classified as a derivative liability on the statement of financial position (see note 9).